Key Management Personnel Compensation - Schedule of Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Management Personnel [Line Items]
Short-term employee benefits	$ 97,273
Post-employment benefits	12,000
Total	109,273
Discontinued operations [Member]
Schedule of Key Management Personnel [Line Items]
Short-term employee benefits	188,423	525,685	236,154
Post-employment benefits	31,800	60,454	27,158
Total	$ 220,223	$ 586,139	$ 263,312